Mar. 19, 2020

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED MARCH 19, 2020 TO THE PROSPECTUSES DATED DECEMBER 20, 2019, AS

PREVIOUSLY SUPPLEMENTED, OF:

Invesco RAFITM Strategic US ETF Invesco RAFITM Strategic US Small Company ETF Invesco RAFITM Strategic Developed ex-US ETF	Invesco RAFITM Strategic Developed ex-US Small Company ETF Invesco RAFITM Strategic Emerging Markets ETF (each, a “Fund” and collectively, the “Funds”)

Effective immediately, for each Fund, the following disclosure is added to the end of the paragraph entitled “Index Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Effective immediately, for each Fund, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED MARCH 19, 2020 TO THE PROSPECTUSES DATED OCTOBER 28, 2019, AS

PREVIOUSLY SUPPLEMENTED, OF:

Invesco Russell 1000® Dynamic Multifactor ETF Invesco Russell 2000® Dynamic Multifactor ETF (each, a “Fund” and collectively, the “Funds”)

Effective immediately, for each Fund, the following disclosure is added to the end of the paragraph entitled “Index Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Effective immediately, for each Fund, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED MARCH 19, 2020 TO THE PROSPECTUSES DATED SEPTEMBER 5, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco BulletShares 2029 Corporate Bond ETF (the “Fund”)

Effective immediately, the following disclosure is added to the end of the paragraph entitled “Index Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Effective immediately, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED MARCH 19, 2020 TO THE PROSPECTUSES DATED SEPTEMBER 5, 2019, AS

PREVIOUSLY SUPPLEMENTED, OF:

Invesco BulletShares 2027 High Yield Corporate Bond ETF (the “Fund”)

Effective immediately, the following disclosure is added to the end of the paragraph entitled “Index Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Effective immediately, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED MARCH 19, 2020 TO THE PROSPECTUSES DATED DECEMBER 20, 2019, AS

PREVIOUSLY SUPPLEMENTED, OF:

Invesco BulletShares 2021 USD Emerging Markets Debt ETF Invesco BulletShares 2022 USD Emerging Markets Debt ETF Invesco BulletShares 2023 USD Emerging Markets Debt ETF	Invesco BulletShares 2024 USD Emerging Markets Debt ETF (each, a “Fund” and collectively, the “Funds”)

Effective immediately, for each Fund, the following disclosure is added to the end of the paragraph entitled “Index Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Effective immediately, for each Fund, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED MARCH 19, 2020 TO THE PROSPECTUSES DATED SEPTEMBER 18, 2019 OF:

Invesco BulletShares 2021 Municipal Bond ETF
Invesco BulletShares 2022 Municipal Bond ETF
Invesco BulletShares 2023 Municipal Bond ETF
Invesco BulletShares 2024 Municipal Bond ETF
Invesco BulletShares 2025 Municipal Bond ETF

Invesco BulletShares 2026 Municipal Bond ETF
Invesco BulletShares 2027 Municipal Bond ETF
Invesco BulletShares 2028 Municipal Bond ETF
Invesco BulletShares 2029 Municipal Bond ETF
(each, a “Fund” and collectively, the “Funds”)

Effective immediately, for each Fund, the following disclosure is added to the end of the paragraph entitled “Index Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Effective immediately, for each Fund, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED MARCH 19, 2020 TO THE PROSPECTUSES DATED DECEMBER 20, 2019, AS

PREVIOUSLY SUPPLEMENTED, OF:

Invesco BulletShares 2020 Corporate Bond ETF
Invesco BulletShares 2021 Corporate Bond ETF
Invesco BulletShares 2022 Corporate Bond ETF
Invesco BulletShares 2023 Corporate Bond ETF
Invesco BulletShares 2024 Corporate Bond ETF
Invesco BulletShares 2025 Corporate Bond ETF
Invesco BulletShares 2026 Corporate Bond ETF
Invesco BulletShares 2027 Corporate Bond ETF
Invesco BulletShares 2028 Corporate Bond ETF
Invesco BulletShares 2020 High Yield Corporate Bond ETF

Invesco BulletShares 2021 High Yield Corporate Bond ETF
Invesco BulletShares 2022 High Yield Corporate Bond ETF
Invesco BulletShares 2023 High Yield Corporate Bond ETF
Invesco BulletShares 2024 High Yield Corporate Bond ETF
Invesco BulletShares 2025 High Yield Corporate Bond ETF
Invesco BulletShares 2026 High Yield Corporate Bond ETF
Invesco Investment Grade Defensive ETF
Invesco Investment Grade Value ETF
(each, a “Fund” and collectively, the “Funds”)

Effective immediately, for each Fund, the following disclosure is added to the end of the paragraph entitled “Index Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Effective immediately, for each Fund, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED MARCH 19, 2020 TO THE PROSPECTUSES DATED DECEMBER 20, 2019 OF:

Invesco Defensive Equity ETF (the “Fund”)

Effective immediately, the following disclosure is added to the end of the paragraph entitled “Index Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Effective immediately, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.